UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: January 31, 2011

Calamos Convertible Opportunities and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (63.1%)
	Consumer Discretionary (12.3%)
3,292,000	Asbury Automotive Group, Inc. 7.625%, 03/15/17	$3,357,840
4,703,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	4,938,150
322,000	Dana Holding Corp. 6.750%, 02/15/21	328,440
	DISH Network Corp.µ
5,925,000	7.875%, 09/01/19	6,302,719
4,961,000	7.125%, 02/01/16	5,209,050
2,822,000	Exide Technologies* 8.625%, 02/01/18	2,987,792
1,108,000	GameStop Corp. 8.000%, 10/01/12	1,137,030
	General Motors Corp.**
8,465,000	7.200%, 01/15/11	3,047,400
1,411,000	7.125%, 07/15/13	507,960
	Goodyear Tire & Rubber Company
2,351,000	8.250%, 08/15/20	2,474,427
810,000	7.000%, 03/15/28µ	775,575
5,408,000	Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	5,441,800
3,762,000	Hasbro, Inc.µ 6.600%, 07/15/28	3,802,701
1,063,000	Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	1,270,285
5,512,000	Jarden Corp. 7.500%, 05/01/17	5,828,940
2,822,000	Liberty Media Corp.µ 8.250%, 02/01/30	2,758,505
2,822,000	Live Nation Entertainment, Inc.* 8.125%, 05/15/18	2,927,825
4,232,000	Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	4,538,820
4,232,000	MGM Resorts International 8.375%, 02/01/11	4,232,000
4,016,000	NetFlix, Inc.µ 8.500%, 11/15/17	4,558,160
	Royal Caribbean Cruises, Ltd.
4,703,000	7.500%, 10/15/27	4,685,364
1,881,000	7.250%, 06/15/16µ	2,040,885
941,000	7.000%, 06/15/13µ	1,011,575
	Service Corp. International
6,584,000	7.500%, 04/01/27µ	6,452,320
941,000	7.625%, 10/01/18µ	1,016,280
941,000	7.000%, 05/15/19~	971,583
1,411,000	Speedway Motorsports, Inc.~ 8.750%, 06/01/16	1,545,045
11,945,000	Vail Resorts, Inc.µ 6.750%, 02/15/14	12,154,037
4,073,000	Wynn Las Vegas, LLC 7.750%, 08/15/20	4,337,745

		100,640,253

	Consumer Staples (1.6%)
3,292,000	Chiquita Brands International, Inc. 8.875%, 12/01/15	3,407,220
	Constellation Brands, Inc.
1,881,000	7.250%, 09/01/16µ	2,010,319
705,000	8.375%, 12/15/14	782,550
2,657,000	Darling International, Inc.* 8.500%, 12/15/18	2,882,845
1,072,000	Del Monte Foods Company 7.500%, 10/15/19	1,323,920
117,000	Elizabeth Arden, Inc.* 7.375%, 03/15/21	120,217
2,822,000	Reynolds American, Inc.µ 7.250%, 06/15/37	2,893,967

		13,421,038

	Energy (14.2%)
	Arch Coal, Inc.
5,370,000	7.250%, 10/01/20	5,678,775
705,000	8.750%, 08/01/16	784,313
3,096,000	Arch Western Finance, LLC 6.750%, 07/01/13	3,142,440
	Berry Petroleum Company
4,966,000	8.250%, 11/01/16	5,251,545
1,881,000	10.250%, 06/01/14	2,177,257
3,762,000	Brigham Exploration Company* 8.750%, 10/01/18	4,147,605
7,712,000	Bristow Group, Inc.µ 7.500%, 09/15/17	8,174,720
6,114,000	Carrizo Oil & Gas, Inc.* 8.625%, 10/15/18	6,450,270
3,762,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	3,978,315
5,925,000	Comstock Resources, Inc. 8.375%, 10/15/17	6,117,562
4,552,000	Concho Resources, Inc. 8.625%, 10/01/17	5,029,960
4,703,000	EXCO Resources, Inc. 7.500%, 09/15/18	4,726,515
	Frontier Oil Corp.
5,718,000	8.500%, 09/15/16µ	6,204,030
767,000	6.875%, 11/15/18	793,845
2,916,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	2,981,610
5,267,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	5,517,182
1,909,000	Holly Corp. 9.875%, 06/15/17	2,114,218
2,756,000	Hornbeck Offshore Services, Inc. 8.000%, 09/01/17	2,842,125
5,267,000	Petrohawk Energy Corp.µ 7.125%, 04/01/12	5,293,335
4,703,000	Petroplus Holdings, AGµ* 9.375%, 09/15/19	4,608,940

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

3,762,000	Pride International, Inc.µ 8.500%, 06/15/19	$4,476,780
3,762,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	3,887,685
1,098,000	SM Energy Company*† 6.625%, 02/15/19	1,098,000
6,114,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	6,205,710
	Swift Energy Company
5,079,000	8.875%, 01/15/20	5,586,900
2,351,000	7.125%, 06/01/17	2,412,714
4,232,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	4,401,280
2,240,000	Whiting Petroleum Corp. 6.500%, 10/01/18	2,321,200

		116,404,831

	Financials (2.8%)
2,258,000	AON Corp. 8.205%, 01/01/27	2,499,879
1,975,000	Janus Capital Group, Inc.µ 6.950%, 06/15/17	2,089,451
	Leucadia National Corp.
7,289,000	8.125%, 09/15/15µ	8,054,345
1,158,000	7.125%, 03/15/17	1,210,110
4,232,000	Nuveen Investments, Inc. 10.500%, 11/15/15	4,380,120
	OMEGA Healthcare Investors, Inc.
2,963,000	7.500%, 02/15/20	3,140,780
1,881,000	6.750%, 10/15/22*	1,866,893

		23,241,578

	Health Care (6.5%)
1,881,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	2,083,208
1,881,000	Community Health Systems, Inc. 8.875%, 07/15/15	1,991,509
5,115,000	DaVita, Inc. 6.625%, 11/01/20	5,217,300
7,054,000	Endo Pharmaceuticals Holdings, Inc.* 7.000%, 12/15/20	7,336,160
7,054,000	Giant Funding Corp.* 8.250%, 02/01/18	7,344,977
	HealthSouth Corp.
2,586,000	7.750%, 09/15/22	2,702,370
2,069,000	7.250%, 10/01/18	2,128,484
	Mylan, Inc.*
4,063,000	7.625%, 07/15/17	4,448,985
3,057,000	7.875%, 07/15/20	3,397,091
4,232,000	Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	4,655,200
	Valeant Pharmaceuticals International, Inc.*
5,831,000	7.000%, 10/01/20	6,042,374
988,000	6.750%, 10/01/17	1,022,580
4,945,000	Warner Chilcott Company, LLC* 7.750%, 09/15/18	5,167,525

		53,537,763

	Industrials (8.6%)
	BE Aerospace, Inc.
4,232,000	8.500%, 07/01/18µ	4,623,460
317,000	6.875%, 10/01/20	330,473
	Belden, Inc.
3,997,000	7.000%, 03/15/17µ	4,076,940
941,000	9.250%, 06/15/19	1,046,863
1,693,000	Clean Harbors, Inc. 7.625%, 08/15/16	1,803,045
4,369,000	Deluxe Corp.µ 7.375%, 06/01/15	4,554,682
3,210,000	Dycom Investments, Inc.* 7.125%, 01/15/21	3,274,200
2,220,000	Esterline Technologies Corp. 7.000%, 08/01/20	2,303,250
2,116,000	FTI Consulting, Inc.* 6.750%, 10/01/20	2,116,000
2,822,000	Gardner Denver, Inc.µ 8.000%, 05/01/13	2,853,747
705,000	GEO Group, Inc. 7.750%, 10/15/17	743,775
3,722,000	GeoEye, Inc. 8.625%, 10/01/16	3,954,625
3,045,000	Great Lakes Dredge & Dock Corp.* 7.375%, 02/01/19	3,090,675
1,505,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,572,725
4,057,000	Interline Brands, Inc. 7.000%, 11/15/18	4,188,852
	Oshkosh Corp.
2,822,000	8.500%, 03/01/20	3,167,695
1,881,000	8.250%, 03/01/17	2,073,803
7,289,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	7,781,007
2,295,000	SPX Corp.µ 7.625%, 12/15/14	2,518,763
	Triumph Group, Inc.
2,351,000	8.625%, 07/15/18	2,609,610
1,928,000	8.000%, 11/15/17~	2,053,320
6,114,000	Tutor Perini Corp.* 7.625%, 11/01/18	6,266,850
3,268,000	WESCO Distribution, Inc. 7.500%, 10/15/17	3,382,380

		70,386,740

	Information Technology (6.2%)
	Advanced Micro Devices, Inc.
5,643,000	7.750%, 08/01/20	5,812,290
2,699,000	8.125%, 12/15/17	2,840,698
	Amkor Technology, Inc.
7,054,000	9.250%, 06/01/16	7,486,057
2,822,000	7.375%, 05/01/18	2,959,572

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,317,000	Anixter International, Inc.µ 5.950%, 03/01/15	$1,313,708
2,916,000	Equinix, Inc. 8.125%, 03/01/18	3,163,860
470,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	511,125
	Jabil Circuit, Inc.
5,173,000	8.250%, 03/15/18µ	5,948,950
941,000	7.750%, 07/15/16	1,072,740
3,414,000	Lender Processing Services, Inc.µ 8.125%, 07/01/16	3,542,025
2,351,000	Lexmark International, Inc.µ 6.650%, 06/01/18	2,541,812
3,292,000	Seagate Technology* 6.875%, 05/01/20	3,193,240
1,176,000	ViaSat, Inc. 8.875%, 09/15/16	1,270,080
8,935,000	Xerox Corp.µ 8.000%, 02/01/27	9,089,441

		50,745,598

	Materials (6.5%)
2,586,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	2,784,119
818,000	Ashland, Inc. 9.125%, 06/01/17	956,038
1,411,000	Ball Corp. 7.375%, 09/01/19	1,529,171
1,685,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,668,150
3,637,000	Clearwater Paper Corp.* 7.125%, 11/01/18	3,791,572
6,029,000	Greif, Inc.µ 7.750%, 08/01/19	6,601,755
2,605,000	Nalco Holding Company 8.250%, 05/15/17	2,875,269
3,762,000	Neenah Paper, Inc.µ 7.375%, 11/15/14	3,809,025
7,524,000	Sealed Air Corp.µ* 6.875%, 07/15/33	7,051,395
3,442,000	Silgan Holdings, Inc. 7.250%, 08/15/16	3,700,150
	Steel Dynamics, Inc.
7,562,000	7.750%, 04/15/16µ	8,081,887
941,000	7.625%, 03/15/20*	1,011,575
2,351,000	Texas Industries, Inc. 9.250%, 08/15/20	2,533,203
	Union Carbide Corp.µ
3,762,000	7.500%, 06/01/25	3,931,636
2,916,000	7.875%, 04/01/23	3,120,957

		53,445,902

	Telecommunication Services (4.4%)
4,430,000	CenturyLink, Inc.µ 6.875%, 01/15/28	4,290,087
	Frontier Communications Corp.
5,737,000	9.000%, 08/15/31µ	6,109,905
2,351,000	8.250%, 04/15/17	2,644,875
4,428,000	MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	4,649,400
5,643,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	5,826,397
3,762,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	3,851,348
	Windstream Corp.
6,866,000	7.750%, 10/15/20*	7,123,475
1,881,000	8.625%, 08/01/16	2,003,265

		36,498,752

	TOTAL CORPORATE BONDS (Cost $500,699,322)	518,322,455

CONVERTIBLE BONDS (24.0%)
	Consumer Discretionary (2.5%)
	Interpublic Group of Companies, Inc.
4,490,000	4.750%, 03/15/23	5,247,687
2,500,000	4.250%, 03/15/23µ	2,759,375
10,000,000	Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	11,437,500
1,870,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	1,353,413

		20,797,975

	Energy (1.9%)
	Chesapeake Energy Corp.µ
8,500,000	2.250%, 12/15/38	7,246,250
5,000,000	2.750%, 11/15/35	5,493,750
2,000,000	SM Energy Companyµ 3.500%, 04/01/27	2,480,000

		15,220,000

	Financials (0.8%)
3,000,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	3,468,750
2,850,000	Health Care REIT, Inc. 3.000%, 12/01/29	3,135,000

		6,603,750

	Health Care (3.6%)
16,000,000	Life Technologies Corp.µ 3.250%, 06/15/25	18,640,000
7,250,000	LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	7,304,375
3,000,000	Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	3,555,000

		29,499,375

	Industrials (1.6%)
2,150,000	Alliant Techsystems, Inc. 3.000%, 08/15/24	2,464,437

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

10,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	$10,434,375

			12,898,812

		Information Technology (9.8%)
1,450,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	2,537,954
3,000,000		Blackboard, Inc.µ 3.250%, 07/01/27	3,051,600
5,500,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	5,472,500
		Intel Corp.
23,250,000		2.950%, 12/15/35µ	23,744,062
3,500,000		3.250%, 08/01/39	4,248,125
18,800,000		Linear Technology Corp.µ 3.000%, 05/01/27	20,351,000
4,000,000		ON Semiconductor Corp.µ 2.625%, 12/15/26	5,030,000
6,000,000		Rovi Corp.* 2.625%, 02/15/40	8,730,000
6,250,000		Xilinx, Inc.* 2.625%, 06/15/17	7,789,063

			80,954,304

		Materials (3.8%)
4,300,000		Anglo American, PLC 4.000%, 05/07/14	7,944,487
6,100,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	7,228,500
8,010,000		Newmont Mining Corp.µ 3.000%, 02/15/12	10,222,763
2,000,000		Sino-Forest Corp.* 5.000%, 08/01/13	2,572,500
2,620,000		Steel Dynamics, Inc.µ 5.125%, 06/15/14	3,327,400

			31,295,650

		TOTAL CONVERTIBLE BONDS (Cost $182,611,511)	197,269,866

U.S. GOVERNMENT AND AGENCY SECURITIES (0.8%)
		United States Treasury Note~
3,574,000		0.875%, 02/28/11	3,576,234
3,104,000		0.875%, 04/30/11	3,109,699

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $6,684,932)	6,685,933

SOVEREIGN BONDS (1.3%)
		Federal Republic of Brazil
1,345,000	BRL	10.000%, 01/01/12	7,965,148
564,000	BRL	10.000%, 01/01/13	3,252,212

		TOTAL SOVEREIGN BONDS (Cost $11,145,574)	11,217,360

SYNTHETIC CONVERTIBLE SECURITIES (4.9%)
Corporate Bonds (4.0%)
		Consumer Discretionary (0.8%)
208,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	212,160
297,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	311,850
20,000		Dana Holding Corp. 6.750%, 02/15/21	20,400
		DISH Network Corp.µ
375,000		7.875%, 09/01/19	398,906
314,000		7.125%, 02/01/16	329,700
178,000		Exide Technologies* 8.625%, 02/01/18	188,457
70,000		GameStop Corp. 8.000%, 10/01/12	71,834
		General Motors Corp.**
535,000		7.200%, 01/15/11	192,600
89,000		7.125%, 07/15/13	32,040
		Goodyear Tire & Rubber Company
149,000		8.250%, 08/15/20	156,823
51,000		7.000%, 03/15/28µ	48,833
342,000		Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	344,137
238,000		Hasbro, Inc.µ 6.600%, 07/15/28	240,575
67,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	80,065
348,000		Jarden Corp. 7.500%, 05/01/17	368,010
178,000		Liberty Media Corp.µ 8.250%, 02/01/30	173,995
178,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	184,675
268,000		Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	287,430
268,000		MGM Resorts International 8.375%, 02/01/11	268,000
254,000		NetFlix, Inc.µ 8.500%, 11/15/17	288,290
		Royal Caribbean Cruises, Ltd.
297,000		7.500%, 10/15/27	295,886
119,000		7.250%, 06/15/16µ	129,115
59,000		7.000%, 06/15/13µ	63,425
		Service Corp. International
416,000		7.500%, 04/01/27µ	407,680
59,000		7.625%, 10/01/18µ	63,720
59,000		7.000%, 05/15/19~	60,918
89,000		Speedway Motorsports, Inc.~ 8.750%, 06/01/16	97,455
755,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	768,212

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

257,000	Wynn Las Vegas, LLC 7.750%, 08/15/20	$273,705

		6,358,896

	Consumer Staples (0.1%)
208,000	Chiquita Brands International, Inc. 8.875%, 12/01/15	215,280
	Constellation Brands, Inc.
119,000	7.250%, 09/01/16µ	127,181
45,000	8.375%, 12/15/14	49,950
168,000	Darling International, Inc.* 8.500%, 12/15/18	182,280
68,000	Del Monte Foods Company 7.500%, 10/15/19	83,980
7,000	Elizabeth Arden, Inc.* 7.375%, 03/15/21	7,193
178,000	Reynolds American, Inc.µ 7.250%, 06/15/37	182,539

		848,403

	Energy (0.9%)
	Arch Coal, Inc.
340,000	7.250%, 10/01/20	359,550
45,000	8.750%, 08/01/16	50,063
196,000	Arch Western Finance, LLC 6.750%, 07/01/13	198,940
	Berry Petroleum Company
314,000	8.250%, 11/01/16	332,055
119,000	10.250%, 06/01/14	137,743
238,000	Brigham Exploration Company* 8.750%, 10/01/18	262,395
488,000	Bristow Group, Inc.µ 7.500%, 09/15/17	517,280
386,000	Carrizo Oil & Gas, Inc.* 8.625%, 10/15/18	407,230
238,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	251,685
375,000	Comstock Resources, Inc. 8.375%, 10/15/17	387,187
288,000	Concho Resources, Inc. 8.625%, 10/01/17	318,240
297,000	EXCO Resources, Inc. 7.500%, 09/15/18	298,485
	Frontier Oil Corp.
362,000	8.500%, 09/15/16µ	392,770
48,000	6.875%, 11/15/18	49,680
184,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	188,140
333,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	348,817
121,000	Holly Corp. 9.875%, 06/15/17	134,008
174,000	Hornbeck Offshore Services, Inc. 8.000%, 09/01/17	179,437
333,000	Petrohawk Energy Corp.µ 7.125%, 04/01/12	334,665
297,000	Petroplus Holdings, AGµ* 9.375%, 09/15/19	291,060
238,000	Pride International, Inc.µ 8.500%, 06/15/19	283,220
238,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	245,951
69,000	SM Energy Company*† 6.625%, 02/15/19	69,000
386,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	391,790
	Swift Energy Company
321,000	8.875%, 01/15/20	353,100
149,000	7.125%, 06/01/17	152,911
268,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	278,720
142,000	Whiting Petroleum Corp. 6.500%, 10/01/18	147,148

		7,361,270

	Financials (0.2%)
143,000	AON Corp. 8.205%, 01/01/27	158,318
125,000	Janus Capital Group, Inc.µ 6.950%, 06/15/17	132,244
	Leucadia National Corp.
461,000	8.125%, 09/15/15µ	509,405
73,000	7.125%, 03/15/17	76,285
268,000	Nuveen Investments, Inc. 10.500%, 11/15/15	277,380
	OMEGA Healthcare Investors, Inc.
187,000	7.500%, 02/15/20	198,220
119,000	6.750%, 10/15/22*	118,108

		1,469,960

	Health Care (0.4%)
119,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	131,793
119,000	Community Health Systems, Inc. 8.875%, 07/15/15	125,991
323,000	DaVita, Inc. 6.625%, 11/01/20	329,460
446,000	Endo Pharmaceuticals Holdings, Inc.* 7.000%, 12/15/20	463,840
446,000	Giant Funding Corp.* 8.250%, 02/01/18	464,398
	HealthSouth Corp.
164,000	7.750%, 09/15/22	171,380
131,000	7.250%, 10/01/18	134,766
	Mylan, Inc.*
257,000	7.625%, 07/15/17	281,415
193,000	7.875%, 07/15/20	214,471
268,000	Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	294,800

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Valeant Pharmaceuticals International, Inc.*
369,000	7.000%, 10/01/20	$382,376
62,000	6.750%, 10/01/17	64,170
313,000	Warner Chilcott Company, LLC* 7.750%, 09/15/18	327,085

		3,385,945

	Industrials (0.5%)
	BE Aerospace, Inc.
268,000	8.500%, 07/01/18µ	292,790
20,000	6.875%, 10/01/20	20,850
	Belden, Inc.
253,000	7.000%, 03/15/17µ	258,060
59,000	9.250%, 06/15/19	65,638
107,000	Clean Harbors, Inc. 7.625%, 08/15/16	113,955
276,000	Deluxe Corp.µ 7.375%, 06/01/15	287,730
203,000	Dycom Investments, Inc.* 7.125%, 01/15/21	207,060
140,000	Esterline Technologies Corp. 7.000%, 08/01/20	145,250
134,000	FTI Consulting, Inc.* 6.750%, 10/01/20	134,000
178,000	Gardner Denver, Inc.µ 8.000%, 05/01/13	180,002
45,000	GEO Group, Inc. 7.750%, 10/15/17	47,475
235,000	GeoEye, Inc. 8.625%, 10/01/16	249,687
192,000	Great Lakes Dredge & Dock Corp.* 7.375%, 02/01/19	194,880
95,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	99,275
257,000	Interline Brands, Inc. 7.000%, 11/15/18	265,352
	Oshkosh Corp.
178,000	8.500%, 03/01/20	199,805
119,000	8.250%, 03/01/17	131,198
461,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	492,117
145,000	SPX Corp.µ 7.625%, 12/15/14	159,138
	Triumph Group, Inc.
149,000	8.625%, 07/15/18	165,390
122,000	8.000%, 11/15/17~	129,930
386,000	Tutor Perini Corp.* 7.625%, 11/01/18	395,650
207,000	WESCO Distribution, Inc. 7.500%, 10/15/17	214,245

		4,449,477

	Information Technology (0.4%)
	Advanced Micro Devices, Inc.
357,000	7.750%, 08/01/20	367,710
171,000	8.125%, 12/15/17	179,978
	Amkor Technology, Inc.
446,000	9.250%, 06/01/16	473,317
178,000	7.375%, 05/01/18	186,677
83,000	Anixter International, Inc.µ 5.950%, 03/01/15	82,793
184,000	Equinix, Inc. 8.125%, 03/01/18	199,640
30,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	32,625
	Jabil Circuit, Inc.
327,000	8.250%, 03/15/18µ	376,050
59,000	7.750%, 07/15/16	67,260
216,000	Lender Processing Services, Inc.µ 8.125%, 07/01/16	224,100
149,000	Lexmark International, Inc.µ 6.650%, 06/01/18	161,093
208,000	Seagate Technology* 6.875%, 05/01/20	201,760
74,000	ViaSat, Inc. 8.875%, 09/15/16	79,920
565,000	Xerox Corp.µ 8.000%, 02/01/27	574,766

		3,207,689

	Materials (0.4%)
164,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	176,564
52,000	Ashland, Inc. 9.125%, 06/01/17	60,775
89,000	Ball Corp. 7.375%, 09/01/19	96,454
107,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	105,930
230,000	Clearwater Paper Corp.* 7.125%, 11/01/18	239,775
381,000	Greif, Inc.µ 7.750%, 08/01/19	417,195
165,000	Nalco Holding Company 8.250%, 05/15/17	182,119
238,000	Neenah Paper, Inc.µ 7.375%, 11/15/14	240,975
476,000	Sealed Air Corp.µ* 6.875%, 07/15/33	446,101
218,000	Silgan Holdings, Inc. 7.250%, 08/15/16	234,350
	Steel Dynamics, Inc.
478,000	7.750%, 04/15/16µ	510,862
59,000	7.625%, 03/15/20*	63,425
149,000	Texas Industries, Inc. 9.250%, 08/15/20	160,548
	Union Carbide Corp.µ
238,000	7.500%, 06/01/25	248,732
184,000	7.875%, 04/01/23	196,933

		3,380,738

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Telecommunication Services (0.3%)
280,000		CenturyLink, Inc.µ 6.875%, 01/15/28	$271,157
		Frontier Communications Corp.
363,000		9.000%, 08/15/31µ	386,595
149,000		8.250%, 04/15/17	167,625
280,000		MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	294,000
357,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	368,602
238,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	243,653
		Windstream Corp.
434,000		7.750%, 10/15/20*	450,275
119,000		8.625%, 08/01/16	126,735

			2,308,642

		TOTAL CORPORATE BONDS	32,771,020

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
226,000		0.875%, 02/28/11	226,141
196,000		0.875%, 04/30/11	196,360

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	422,501

Sovereign Bonds (0.1%)
		Federal Republic of Brazil
85,000	BRL	10.000%, 01/01/12	503,374
36,000	BRL	10.000%, 01/01/13	207,588

		TOTAL SOVEREIGN BONDS	710,962

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.7%)#
		Consumer Discretionary (0.1%)
260		Amazon.com, Inc. Call, 01/19/13, Strike $180.00	769,600

		Information Technology (0.6%)
150		Apple, Inc. Call, 01/19/13, Strike $290.00	1,359,750
2,650		EMC Corp. Call, 01/19/13, Strike $25.00	1,060,000
125		Google, Inc. Call, 01/21/12, Strike $600.00	800,625
1,600		Oracle Corp. Call, 01/19/13, Strike $30.00	1,008,000
1,250		QUALCOMM, Inc. Call, 01/19/13, Strike $55.00	984,375

			5,212,750

		TOTAL PURCHASED OPTIONS	5,982,350

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $38,988,553)	39,886,833

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (13.9%)
		Consumer Discretionary (0.6%)
38,966		Stanley Black & Decker, Inc. 4.750%	$4,548,501

		Consumer Staples (2.6%)
460,000		Archer-Daniels-Midland Companyµ 6.250%	19,191,200
22,000		Bunge, Ltd. 4.875%	2,136,750

			21,327,950

		Energy (1.4%)
180,000		Apache Corp. 6.000%	11,779,200

		Financials (5.3%)
350,000		Affiliated Managers Group, Inc. 5.150%	14,525,000
15,500		Bank of America Corp.µ 7.250%	15,352,750
55,000		Reinsurance Group of America, Inc.µ 5.750%	4,120,050
9,100		Wells Fargo & Companyµ 7.500%	9,486,750

			43,484,550

		Materials (2.9%)
237,800		Vale, SA 6.750%	23,726,248

		Utilities (1.1%)
190,000		NextEra Energy, Inc. 7.000%	9,414,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $105,074,738)	114,280,949

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.4%)+*
		Energy (1.3%)
225,000		Barclays Capital, Inc. (Nabors Industries, Ltd.) 12.000%, 06/04/11	5,285,250
180,000		JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 02/15/11	5,281,200

			10,566,450

		Materials (1.1%)
97,000		Credit Suisse Group (Barrick Gold Corp.) 11.000%, 05/24/11	4,688,010

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
UNITS		VALUE

107,500	Goldman Sachs Group, Inc. (Goldcorp, Inc.) 12.000%, 07/20/11	$4,398,900

		9,086,910

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $19,155,636)	19,653,360

NUMBER OF
SHARES		VALUE

COMMON STOCKS (5.3%)
	Financials (0.4%)
13,850	American International Group, Inc.#	558,848
48,900	MetLife, Inc.	2,238,153

		2,797,001

	Health Care (1.4%)
354,765	Merck & Company, Inc.µ	11,767,555

	Industrials (0.9%)
175,608	Avery Dennison Corp.µ	7,391,341

	Materials (2.6%)
198,882	Freeport-McMoRan Copper & Gold, Inc.µ	21,628,417

	TOTAL COMMON STOCKS (Cost $43,336,891)	43,584,314

WARRANTS (0.0%)
	Financials (0.0%)
1	American International Group, Inc.# 01/19/21 (Cost $17)	14

SHORT TERM INVESTMENT (7.7%)
63,182,121	Fidelity Prime Money Market Fund - Institutional Class (Cost $63,182,121)	63,182,121

TOTAL INVESTMENTS (123.4%) (Cost $970,879,295)		1,014,083,205

LIABILITIES, LESS OTHER ASSETS (-23.4%)		(192,236,412)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$821,846,793

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $455,970,494. $163,497,152 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $74,788,381 or 9.1% of net assets applicable to common shareholders.
**	General Motors filed for bankruptcy on June 1, 2009 and the bankruptcy plan transferred the assets and liabilities of the company into one of four trusts. The General Unsecured Creditors Trust will resolve the outstanding claims and distribute common stock and warrants of the new General Motors in lieu of cash proceeds.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2011.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities aggregate a total value of $8,687,369.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month Libor	04/14/14	$80,000,000	$(2,882,081)

BNP Paribas, SA	1.8650% quarterly	3 month Libor	04/14/12	55,000,000	(969,783)

BNP Paribas, SA	1.8525% quarterly	3 month Libor	09/14/12	38,700,000	(862,075)

					$(4,713,939)

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2011.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows:

Cost basis of Investments	$995,962,364

Gross unrealized appreciation	56,625,029
Gross unrealized depreciation	(38,504,188)

Net unrealized appreciation (depreciation)	$18,120,841

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $300,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended January 31, 2011, the average borrowings and the average interest rate were $193,000,000 and 1.28%, respectively. As of January 31, 2011, the amount of such outstanding borrowings is $193,000,000. The interest rate applicable to the borrowings on January 31, 2011 was 1.25%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent

Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 8 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities (including U.S. government and government agency obligations) are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$518,322,455	$—	$518,322,455
Convertible Bonds		197,269,866		197,269,866
U.S. Government and Agency Securities		6,685,933		6,685,933
Sovereign Bonds		11,217,360		11,217,360
Synthetic Convertible Securities (Corporate Bonds)		32,771,020		32,771,020
Synthetic Convertible Securities (U.S. Government and Agency Securities)		422,501		422,501
Synthetic Convertible Securities (Sovereign Bonds)		710,962		710,962
Synthetic Convertible Securities (Purchased Options)	5,982,350			5,982,350
Convertible Preferred Stocks	85,839,999	28,440,950		114,280,949
Structured Equity-Linked Securities		19,653,360		19,653,360
Common Stocks	43,584,314			43,584,314
Warrants	14			14
Short Term Investment	63,182,121			63,182,121

	$198,588,798	$815,494,407	$—	$1,014,083,205

Liabilities:
Interest Rate Swaps		4,713,939		4,713,939

Total	$—	$4,713,939	$—	$4,713,939

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2011